Revenue - Summary of Disaggregation of Revenue from Contracts with Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 33,066	$ 25,271	[1]	$ 25,251	[1]
Digital solutions services - non financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,037	23,689		23,740
Digital solutions services financial services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,540	1,514		1,511
Hotel operations, hospitality and VIP services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,195
Digital media, content, and marketing services and others segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,294	68		0
A point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,540	1,514		1,511
A point in time [member] | Digital solutions services - non financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0		0
A point in time [member] | Digital solutions services financial services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,540	1,514		1,511
A point in time [member] | Hotel operations, hospitality and VIP services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
A point in time [member] | Digital media, content, and marketing services and others segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0		0
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,526	23,757		23,740
Over time [member] | Digital solutions services - non financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,037	23,689		23,740
Over time [member] | Digital solutions services financial services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0		0
Over time [member] | Hotel operations, hospitality and VIP services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,195
Over time [member] | Digital media, content, and marketing services and others segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,294	68		0
Digital solutions services—non financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,037	23,689		23,740
Digital solutions services—non financial services [member] | Digital solutions services - non financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,037	23,689		23,740
Digital solutions services—non financial services [member] | Digital solutions services financial services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0		0
Digital solutions services—non financial services [member] | Hotel operations, hospitality and VIP services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Digital solutions services—non financial services [member] | Digital media, content, and marketing services and others segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0		0
Digital solutions services—financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,540	1,514		1,511
Digital solutions services—financial services [member] | Digital solutions services - non financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0		0
Digital solutions services—financial services [member] | Digital solutions services financial services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,540	1,514		1,511
Digital solutions services—financial services [member] | Hotel operations, hospitality and VIP services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Digital solutions services—financial services [member] | Digital media, content, and marketing services and others segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0		$ 0
Digital media, content, and marketing services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,294	68
Digital media, content, and marketing services [member] | Digital solutions services - non financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Digital media, content, and marketing services [member] | Digital solutions services financial services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Digital media, content, and marketing services [member] | Hotel operations, hospitality and VIP services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Digital media, content, and marketing services [member] | Digital media, content, and marketing services and others segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,294	$ 68
Hotel operations, hospitality and VIP services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,195
Hotel operations, hospitality and VIP services [member] | Digital solutions services - non financial services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Hotel operations, hospitality and VIP services [member] | Digital solutions services financial services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Hotel operations, hospitality and VIP services [member] | Hotel operations, hospitality and VIP services segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,195
Hotel operations, hospitality and VIP services [member] | Digital media, content, and marketing services and others segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.